CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	8 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (321,841)	$ (3,388,874)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income from investments held in Trust Account	(36,875)	(68,821)
Changes in operating assets and liabilities:
Prepaid expenses	(450,706)	(334,489)
Accounts payable and accrued expenses	333,642	2,785,762
Franchise tax payable	86,814	137,046
Net cash used in operating activities	(388,966)	(869,376)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(345,000,000)	(345,000,000)
Net cash used in investing activities	(345,000,000)	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class F common stock to the Sponsor	25,000	25,000
Proceeds received under loan from the Sponsor	211,382	211,382
Repayment of loan from the Sponsor	(211,382)	(211,382)
Proceeds received from initial public offering, net of underwriting commission	338,100,000	338,100,000
Payment of offering costs	(205,882)	(246,617)
Proceeds received from private placement	8,900,000	8,900,000
Net cash provided by financing activities	346,819,118	346,778,383
Net change in cash	1,430,152	909,007
Cash-beginning of the period	0	0
Cash-end of the period	1,430,152	909,007
Supplemental disclosure of non-cash financing activities:
Offering costs included in accounts payable and accrued expenses	651,186	610,451
Deferred underwriting commissions in connection with the initial public offering	12,075,000	12,075,000
Value of Class A common stock subject to possible redemption	$ 328,771,090	$ 325,704,050